Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
11	CASH AND CASH EQUIVALENTS

	2019	2018
	USD	USD

Bank balances and cash	19,830,771	37,351
Bank overdraft	-	(3,745,048)

Cash and cash equivalents	19,830,771	(3,707,697)

The group has no restricted cash balances.

Significant non-cash transactions, which have been excluded from the consolidated statement of cash flows, are as follows:

	2019	2018
	USD	USD

Capital accruals	31,469,596	5,972,230

Purchase of property, plant and equipment financed through advances paid to contractors	8,335,236	231,571

Listing expenses (note 5)	100,122,019	-

Lease payments made by shareholders	-	2,818,714